Jonathan D. Van Duren

Tel 312.476.5038

vandurenj@gtlaw.com

March 11, 2022

VIA EDGAR

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Sweater Cashmere Fund (the “Fund”)
(File Nos. 333-257605 and 811-23712)

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission (“SEC”) is Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N 2.

This amendment is being filed for the purposes of including the Fund’s audited financial statements, filing certain exhibits, responding to comments from the staff of the SEC on Pre-Effective Amendment No. 1 to the Registration Statement, and making certain other minor and conforming changes.

If you have any questions or comments regarding this filing, please contact me at (312) 476-5038 or vandurenj@gtlaw.com.

Sincerely,

/s/ Jonathan D. Van Duren

Jonathan D. Van Duren

GREENBERG TRAURIG, LLP ▪ ATTORNEYS AT LAW ▪ WWW.GTLAW.COM
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